Stock-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended			9 Months Ended		12 Months Ended			9 Months Ended
	May 31, 2000	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Minimum	Dec. 31, 2011 Minimum	Sep. 30, 2012 Maximum	Dec. 31, 2011 Maximum	Dec. 31, 2011 2000 Employee Stock Purchase Plan	May 25, 2000 2000 Employee Stock Purchase Plan	Dec. 31, 2011 1996 Equity Incentive Plan Employee	Sep. 30, 2012 Performance Based Compensation	Dec. 31, 2011 Performance Based Compensation	Sep. 30, 2012 2009 Employee Stock Purchase Plan	Dec. 31, 2011 2009 Employee Stock Purchase Plan	Dec. 31, 2010 2009 Employee Stock Purchase Plan	Sep. 30, 2012 Restricted Stock Award	Sep. 30, 2012 Common Class A	Dec. 31, 2011 Common Class A	Dec. 31, 2011 Common Class A 1996 Equity Incentive Plan	Sep. 30, 2012 Common Class A 1996 Equity Incentive Plan	Sep. 30, 2012 Common Class A 2009 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Incentive Plan has reserved shares of Class A common stock												500,000										13,000,000	13,000,000
Expiration date of options granted under equity incentive plan				10
Award vesting terms		Vesting terms ranging from three to five years and include 1) options that vest in one-fifth increments beginning on the grant date and continuing on each of the first four anniversaries of the grant date and 2) options that cliff-vest on the fifth anniversary of the grant date		Vesting terms ranging from three to five years which primarily includes 1) options that vest in one-fifth increments beginning on the grant date and continuing on each of the first four anniversaries of the grant date and 2) options that cliff-vest on the fifth anniversary of the grant date.
Award vesting period							3 years	3 years	5 years	5 years
Period of cliff vesting for option valuation				5 years
Period of graded vesting for option valuation				4 years
Expected volatility																					75.00%
Volatility rate on publicly traded options																					25.00%
Expected dividend yield				0.00%	0.00%	0.00%
Total unrecognized compensation cost related to nonvested awards				$ 7,372
Weighted average number of years over which compensation cost related to nonvested awards is expected to be recognized				1 year 1 month 21 days
Eligible Options to purchase an aggregate shares, accepted for cancellation																						2,630,474
Number of eligible participants to receive tender offer													250
Percentage of Class A common stock underlying all Eligible Options																						86.20%
New option exercise price per share				68,000																44,600		1,030,819
The Company granted options for an aggregate shares of its Class A common stock				$ 33.28									$ 15.67
Incremental cost of new option				1,923
Weighted average number of years over which compensation cost related to nonvested awards is expected to be recognized				5 years
Shares available for future stock option and restricted share grants to employees and directors under existing plans				2,341,158												393,280	253,294	331,795
The aggregate intrinsic value of options outstanding				22,379
The aggregate intrinsic value of options exercisable				11,453
Total intrinsic value of options exercised				1,206
Percentage of stock purchased by employees	85.00%
Shares available for issuance under the Stock Purchase plan				One tenth of 1% of the total of shares outstanding or a lessor amount determined by the board of directors
Percentage of shares available for issuance from total shares outstanding under the Stock Purchase plan				10.00%
Percentage of Shares Outstanding				1.00%
Percentage of 1% of shares outstanding used to determine increase in shares available for issuance				10.00%
Maximum number of share for yearly increased											500,000
Range of awards of target number of share							0.00%	0.00%	100.00%	100.00%
Non cash compensation expense		$ 10,902	$ 7,338	$ 11,650	$ 17,839	$ 12,462								$ 5,783	$ 3,535				$ 216
New employee stock purchase plan, which reserved additional shares of common stock																588,154
New employee stock purchase plan, which available for issuance of common stock																								88,154
Increase in the additional shares of Class A common stock																								77,928
Addition to the increased number of shares of Class A common stock																								250,000
Percentage of awards vesting on grant date																			50.00%
Percentage of awards vesting on the last day of directors term																			50.00%
Term of director																			1 year